Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective tax rate	25.00%
Foreign subsidiary	$ 3,399,273
Federal and state net operating loss carryforwards	60,926,204	$ 52,929,248
U.S. federal net operating loss carryovers	58,438,649
Federal net operating loss	2,487,555
federal net operating loss	$ 61,847
Foreign entity tax disclosure	$10,000
CHINA
Income Taxes [Line Items]
Foreign subsidiary	$ 2,086,886